Related Party Transactions - Founder share (Details)			1 Months Ended			9 Months Ended	12 Months Ended
	Sep. 16, 2020 shares	Aug. 06, 2020 shares	Sep. 30, 2020 item $ / shares shares	Aug. 31, 2020 shares	Oct. 31, 2008 shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Nov. 30, 2020 shares	Nov. 10, 2020 shares	Dec. 31, 2019 $ / shares shares
Sponsor
Related Party Transactions
Share price | $ / shares			$ 65.25
Number of shares issued			75,000
Common Stock, Shares, Outstanding	7,187,500
Founder Shares
Related Party Transactions
Share price | $ / shares			$ 0.00087
Number of shares issued			25,000		1
Number of independent directors | item			3
Common Stock, Shares, Outstanding	21,562,500
Recapitalization ratio	1.33333
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination							30 days
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares							$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | $							20
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences							150 days
Number of shares transferred for no consideration				1
Restrictions on transfer period of time after business combination completion							1 year
Class B Ordinary Shares
Related Party Transactions
Common Stock, Shares, Outstanding						20,420,250	20,420,250			20,420,250
Common shares, par value (in dollars per share) | $ / shares						$ 0.00005	$ 0.00005			$ 0.00005
Maximum shares subject to forfeiture								1,142,250
Class B Ordinary Shares | Founder Shares
Related Party Transactions
Share price | $ / shares			$ 65.25
Common Stock, Shares, Outstanding		28,750,000	75,000
Recapitalization ratio		1.33333
Class B Ordinary Shares | Founder Shares | Sponsor
Related Party Transactions
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares						$ 12.00
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences						150 days
Restrictions on transfer period of time after business combination completion						1 year
Over-allotment option | Founder Shares
Related Party Transactions
Maximum shares subject to forfeiture									1,142,250